SHARE CAPITAL - (Details) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2025 USD ($) shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Shares issued after reporting period | Musselwhite Mine Holdco
SHARE CAPITAL
Warrants exercised (in shares)	23,392,397
Warrants
SHARE CAPITAL
Outstanding, beginning balance		28,253,200
Exercised		(2,713,200)
Outstanding, ending balance		25,855,000	28,253,200
Weighted average | $ / shares		$ 3.06	$ 3
Exercised (per share) | $ / shares		$ 3
Warrants | Contact Gold Corp
SHARE CAPITAL
Awarded		315,000
Weighted average | $ / shares		$ 7.94
Warrants | Shares issued after reporting period
SHARE CAPITAL
Warrants exercised (in shares)	421,500
Proceeds from exercise of warrants | $	$ 1.0
December 18, 2026
SHARE CAPITAL
Outstanding, beginning balance		28,253,200
Exercised		(2,713,200)
Outstanding, ending balance		25,540,000	28,253,200
Exercised (per share) | $ / shares		$ 3
February 23, 2026 (note 13)
SHARE CAPITAL
Outstanding, ending balance		315,000
Exercised (per share) | $ / shares		$ 7.94
February 23, 2026 (note 13) | Contact Gold Corp
SHARE CAPITAL
Awarded		315,000